Correction of errors (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
General risk reserve				¥ 4,908
Prepayment for a property				14,928
Proceeds received from shareholders' loans understated	¥ 0	¥ 48,142	¥ 308,629
Repayment of shareholders' loans undersated	¥ 0	¥ 3,000	¥ 5,000
Correction Of Errors One [Member]
Statement [Line Items]
Equity transaction				6,429
Expenses payable				14,604
Reverse merger				8,175
Net profit overstatement				8,175
Other payable overstated				14,604
Shareholders' equity overstated				6,429
Correction of errors [Member]
Statement [Line Items]
Other payable overstated				3,618
Over Interest Expense				4,349
Net profit understated				4,349
Interest payable overstated				731
Correction of errors two [Member]
Statement [Line Items]
Net profit understated				269
Correction of errors three [Member]
Statement [Line Items]
Net profit overstatement				645
Deferred tax assets overstated				645
Correction of errors four [Member]
Statement [Line Items]
General risk reserve				11,925
Statutory reserve understated				7,017
Correction of errors five [Member]
Statement [Line Items]
Cash flows generated by operating activities was overstated				121,040	¥ 213,138
Cash flows used in investing activities was overstated				121,040	213,138
Correction of errors six [Member]
Statement [Line Items]
Proceeds received from shareholders' loans understated				38,600	48,000
Repayment of shareholders' loans undersated				¥ 38,600	¥ 58,000